UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     February 07, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $117,974 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Inc New                  COM              00817Y108      299     6920 SH       SOLE                     3720              3200
Air Products & Chem            COM              009158106     1663    23665 SH       SOLE                    19915              3750
Amgen Corp                     COM              031162100     1022    14954 SH       SOLE                    12304              2650
Bank of America Corp           COM              060505104     2118    39675 SH       SOLE                    33067              6608
Bright Horizon Family Sol      COM              109195107      455    11768 SH       SOLE                    11768
ChevronTexaco Corp             COM              166764100     2479    33719 SH       SOLE                    28249              5470
Cisco Systems                  COM              17275R102     2600    95145 SH       SOLE                    82895             12250
CitiGroup Inc                  COM              172967101     2312    41509 SH       SOLE                    34509              7000
Coca Cola Co                   COM              191216100      795    16470 SH       SOLE                    14020              2450
Colgate-Palmolive              COM              194162103     1328    20363 SH       SOLE                    16463              3900
Comcast Corp New 'A'           COM              20030N101     1374    32470 SH       SOLE                    25530              6940
Dover Corp                     COM              260003108      986    20120 SH       SOLE                    17520              2600
Duke Energy Co                 COM              26441c105     1466    44155 SH       SOLE                    36655              7500
Ebay                           COM              278642103      958    31875 SH       SOLE                    27875              4000
Eli Lilly                      COM              532457108      937    17982 SH       SOLE                    15082              2900
EMC Corp Mass                  COM              268648102     1057    80094 SH       SOLE                    72194              7900
Emerson Electric               COM              291011104     2312    52430 SH       SOLE                    43830              8600
Exxon-Mobil                    COM              30231G102     3396    44322 SH       SOLE                    37464              6858
FedEx Corporation              COM              31428X106     1108    10200 SH       SOLE                    10200
Fifth Third Bancorp            COM              316773100      930    22728 SH       SOLE                    18228              4500
Flextronics Intl               COM              Y2573F102      768    66912 SH       SOLE                    57212              9700
General Electric Co            COM              369604103     1220    32799 SH       SOLE                    26799              6000
Goldman Sachs                  COM              38141G104      300     1500 SH       SOLE                                       1500
Heinz H J Co                   COM              423074103      862    19143 SH       SOLE                    16493              2650
Home Depot Inc                 COM              437076102     1818    45266 SH       SOLE                    37466              7800
Ingersoll-Rand Co              COM              G4776G101     1639    41894 SH       SOLE                    33544              8350
Intel Corp                     COM              458140100     1501    74119 SH       SOLE                    61319             12800
iShares: DJ Technology         COM              464287721      237     4348 SH       SOLE                     4348
iShares: DJ Telecom            COM              464287713      449    15130 SH       SOLE                    15130
iShares: MSCI EAFE             COM              464287465    19274   263235 SH       SOLE                   263235
iShares: MSCI Emerging Markets COM              464287234      287     2514 SH       SOLE                     2514
iShares: Russell 2000          COM              464287655     4696    60179 SH       SOLE                    60179
iShares: Russell Midcap        COM              464287499     4353    43603 SH       SOLE                    43603
Johnson & Johnson              COM              478160104     2182    33051 SH       SOLE                    28051              5000
McGraw Hill Inc                COM              580645109     1245    18300 SH       SOLE                    14300              4000
Medtronic Inc                  COM              585055106     1223    22863 SH       SOLE                    18063              4800
Microsoft                      COM              594918104     2352    78783 SH       SOLE                    66383             12400
Motorola                       COM              620076109      906    44088 SH       SOLE                    34888              9200
Northrop Grumman               COM              666807102     1176    17375 SH       SOLE                    13725              3650
Oracle                         COM              68389X105      919    53608 SH       SOLE                    45308              8300
Pepsico Inc                    COM              713448108     1343    21463 SH       SOLE                    17963              3500
Pfizer Inc                     COM              717081103     1569    60595 SH       SOLE                    52235              8360
Procter & Gamble               COM              742718109     1231    19160 SH       SOLE                    15460              3700
S&P 500 Depository Receipts    COM              78462f103    11390    80426 SH       SOLE                    79626               800
S&P Midcap 400 Index           COM              595635103      240     1639 SH       SOLE                     1639
Schlumberger                   COM              806857108     1682    26627 SH       SOLE                    21927              4700
SPDR: S&P Energy               COM              81369Y506      300     5120 SH       SOLE                     5120
SPDR: S&P Financial            COM              81369Y605     2159    58776 SH       SOLE                    57276              1500
SPDR: S&P Industrial           COM              81369Y704      233     6660 SH       SOLE                     6660
SPDR: S&P Materials            COM              81369Y100      349    10025 SH       SOLE                    10025
SPDR: S&P Utilities            COM              81369Y886      447    12185 SH       SOLE                    12185
Sprint Nextel Corp             COM              852061100     1253    66339 SH       SOLE                    54250             12089
State Street Corp              COM              857477103     2177    32278 SH       SOLE                    26828              5450
Target Corp                    COM              87612E106     1113    19507 SH       SOLE                    15607              3900
Texas Instruments              COM              882508104      794    27569 SH       SOLE                    22569              5000
VG - Emerging Markets          COM              922042858     1000    12919 SH       SOLE                    12919
VG - Total US Stock Market     COM              922908769     8693    62003 SH       SOLE                    62003
Wachovia Corp                  COM              929903102     1764    30978 SH       SOLE                    26778              4200
Wal-Mart                       COM              931142103      794    17200 SH       SOLE                    17200
Walt Disney Co                 COM              254687106     1411    41186 SH       SOLE                    32636              8550
Zimmer Hldg Inc                COM              98956p102     1030    13145 SH       SOLE                    11545              1600